Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000198375 | Walmart, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	9.60%
C000198375 | Home Depot, Inc. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	9.60%
C000198375 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	8.90%
C000198375 | Costco Wholesale Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	8.00%
C000198375 | TJX Cos., Inc. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	6.50%
C000198375 | Lowe's Cos., Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.60%
C000198375 | Ross Stores, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.90%
C000198375 | O'Reilly Automotive, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.00%
C000198375 | Starbucks Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.90%
C000198375 | Chipotle Mexican Grill, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.80%
C000198375 | Specialty Retail
Holdings [Line Items]
Percent of Total Investments	36.60%
C000198375 | Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	22.70%
C000198375 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Total Investments	14.50%
C000198375 | Broadline Retail
Holdings [Line Items]
Percent of Total Investments	9.80%
C000198375 | Textiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Total Investments	2.80%
C000198375 | Financial Services
Holdings [Line Items]
Percent of Total Investments	2.30%
C000198375 | Entertainment
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198375 | Ground Transportation
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198375 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Total Investments	1.40%
C000198375 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Total Investments	1.20%
C000198375 | Other Industries
Holdings [Line Items]
Percent of Total Investments	5.80%
C000198380 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.90%
C000198380 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	13.20%
C000198380 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	9.00%
C000198380 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	5.20%
C000198380 | Micron Technology, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.00%
C000198380 | Advanced Micro Devices, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.90%
C000198380 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.60%
C000198380 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	3.30%
C000198380 | Palantir Technologies, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	3.20%
C000198380 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Total Investments	2.80%
C000198380 | Broadline Retail
Holdings [Line Items]
Percent of Total Investments	4.90%
C000198380 | Other Industries
Holdings [Line Items]
Percent of Total Investments	5.00%
C000198380 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	38.80%
C000198380 | Software
Holdings [Line Items]
Percent of Total Investments	18.90%
C000198380 | Interactive Media & Services
Holdings [Line Items]
Percent of Total Investments	8.20%
C000198380 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Total Investments	7.40%
C000198380 | Communications Equipment
Holdings [Line Items]
Percent of Total Investments	5.70%
C000198380 | IT Services
Holdings [Line Items]
Percent of Total Investments	4.70%
C000198380 | Capital Markets
Holdings [Line Items]
Percent of Total Investments	3.40%
C000198380 | Aerospace & Defense
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198380 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Total Investments	1.50%